Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
1
3
Income Taxes
Income tax expense for the years ended
December 31, 2020,
2019
and
2018
is as follows:

(Dollars in thousands)	2020	2019	2018
Current:
Federal	$3,418	2,141	1,690
State	1,452	687	115
Total current	4,870	2,828	1,805
Deferred:
Federal	(589)	256	234
State	(213)	240	849
Total deferred	(802)	496	1,083
Income tax expense	$4,068	3,324	2,888

The reasons for the difference between the expected income tax expense utilizing the federal corporate tax rate of
21%
and the actual income tax expense are as follows:

(Dollars in thousands)	2020	2019	2018
Expected federal income tax expense	$3,019	2,334	2,336
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,025	852	559
Other, net	24	138	(7)
Income tax expense	$4,068	3,324	2,888

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at
December 31:

(Dollars in thousands)	2020	2019
Deferred tax assets:
Allowances for loan losses	$3,010	2,394
Deferred compensation costs	141	158
Deferred ESOP loan asset	430	453
Non-accruing loan interest	134	78
Other	499	182
Total gross deferred tax assets	4,214	3,265

Deferred tax liabilities:
Deferred loan costs	119	344
Premises and equipment basis difference	549	526
Originated mortgage servicing rights	856	607
Net unrealized gain on securities available for sale	496	18
Other	167	68
Total gross deferred tax liabilities	2,187	1,563
Net deferred tax assets	$2,027	1,702

The Company has
no
federal and
$0.4
million of state net operating loss carryforwards at
December 31, 2020.

Retained earnings at
December 31, 2020
included approximately
$8.8
million for which
no
provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three
year period and the probability that taxable income will be generated in future periods. The Company could not
currently identify any negative evidence. Based upon this evaluation, the Company determined that no
valuation allowance was required with respect to the net deferred tax assets at
December 31, 2020
and
2019.